Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.09%	4.42%
Volatility rates in %	16.77%	24.88%
Euro [member]
Disclosure of detailed information about hedging instruments [line items]
Volatility rates in %	16.83%	6.43%
US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.24%	1.91%
Volatility rates in %	58.30%	20.66%
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.00%
Bottom of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	1.74%	3.32%
Bottom of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	0.10%	1.51%
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.00%
Top of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	2.44%	5.52%
Top of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	0.38%	2.30%